Income (loss) Before Income Taxes for Domestic and Foreign Entities (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Income (loss) before income taxes, domestic	$ (8,080)	$ (11,039)	$ (8,730)
Income (loss) before income taxes	37,148	54,334	47,216
Taiwan
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Income (loss) before income taxes, foreign	50,628	51,997	42,382
FCI
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Income (loss) before income taxes, foreign	(4,312)	12,645	12,572
United States
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Income (loss) before income taxes, foreign	(1,235)	253	911
Others
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Income (loss) before income taxes, foreign	$ 147	$ 478	$ 81